UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMT

Nuveen Mortgage Opportunity Term Fund 2
Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 136.2% (98.6% of Total Investments)

	ASSET-BACKED SECURITIES – 15.1% (10.9% of Total Investments)

$770	Atlas Senior Loan Fund Ltd, Series 2012 -2A, 144A, (3-Month LIBOR reference rate + 3.900% spread), (3)	5.211%	1/30/24	BBB+	$772,288
400	Avery Point CLO Limited, Series 2014-5A, 144A, (3-Month LIBOR reference rate + 3.100% spread), (3)	4.404%	7/17/26	Baa3	401,370
250	BlueMountain Collateralized Loan Obligation, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.450% spread), (3)	4.761%	4/30/26	BBB	250,347
680	Bowman Park CLO Limited, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.350% spread), (3)	4.664%	11/23/25	BBB–	684,213
275	CIFC Funding Limited, Series 2012-2A, 144A, (3-Month LIBOR reference rate + 3.650% spread), (3)	4.968%	12/5/24	BBB	276,010
300	CIFC Funding Limited, Series 2012-3A, 144A, (3-Month LIBOR reference rate + 4.000% spread), (3)	5.311%	1/29/25	BBB+	301,207
625	CIFC Funding Limited, Series 2014-3A, 144A, (3-Month LIBOR reference rate + 3.150% spread), (3)	4.463%	7/22/26	Baa3	625,044
175	CPS Auto Trust, 144A	2.300%	7/15/21	AA	174,704
1,256	DT Auto Owner Trust, Series 2017-2A, 144A	2.440%	2/15/21	AA	1,257,298
290	Green Tree Agency Funding Trust, Manufactured Housing Contract Pass Through Certificates, Series 2016-T1, 144A	2.380%	10/15/48	AAA	288,614
550	Magnetite CLO Limited, Series 2012-7A, 144A, (3-Month LIBOR reference rate + 3.750% spread), (3)	5.054%	1/15/25	A2	556,629
750	Octagon Investment Partners, Series 2013-1A, 144A, (3-Month LIBOR reference rate + 3.050% spread), (3)	4.364%	10/25/25	BBB	750,224
270	Octagon Investment Partners, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	4.804%	4/15/26	Baa2	270,228
1,225	OneMain Financial Issuance Trust, Series 2016-2A, 144A	4.100%	3/20/28	A+	1,246,227
1,196	Prestige Auto Receivables Trust, Series 2016-2A, 144A	3.910%	11/15/22	BBB	1,210,147
251	Prosper Marketplace Issuance Trust, Series 2017-2A, 144A	3.480%	9/15/23	BBB-	251,586
235	Seneca Park CLO Limited, Asset Backed Securities, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	4.804%	7/17/26	Baa3	236,314
175	SLM Student Loan Trust 2003-4, 144A, (3-Month LIBOR reference rate + 0.750% spread), (3)	2.070%	3/15/33	AAA	175,013
452	SLM Student Loan Trust 2003-7A, 144A, (3-Month LIBOR reference rate + 1.200% spread), (3)	2.520%	12/15/33	AAA	458,290
1,079	SLM Student Loan Trust 2008-9 Class A, (3-Month LIBOR reference rate + 1.500% spread), (3)	2.814%	4/25/23	AA+	1,103,966
586	SLM Student Loan Trust 2012-6, (1-Month LIBOR reference rate + 0.750% spread), (3)	1.987%	5/26/26	Ba1	582,579
290	Sofi Consumer Loan Program Trust, Series 2017-1, 144A	3.280%	1/26/26	N/R	294,046
438	Sofi Consumer Loan Program Trust, Series 2017-3, 144A	2.770%	5/25/26	AA	439,836
489	Sofi Consumer Loan Program Trust, Series 2017-4, 144A	2.500%	5/26/26	AA	488,916
1,600	Sofi Consumer Loan Program Trust, Series 2016-3, 144A	4.490%	12/26/25	N/R	1,655,489
445	United Auto Credit Securitization Trust, Series 2017-1, 144A	5.090%	3/10/23	BB–	443,923
750	Westlake Auto Receivables Trust, Series 2015-3A, 144A	5.890%	7/15/22	BB	769,219
1,685	Westlake Auto Receivables Trust, Series 2017-1A, 144A	3.460%	10/17/22	BBB	1,694,362
1,065	Westlake Auto Receivables Trust, Series 2017-2A, 144A	3.280%	12/15/22	BBB	1,062,501
$18,552	Total Asset-Backed Securities (cost $18,669,204)				18,720,590

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES – 120.0% (86.9% of Total Investments)

$925	280 Park Avenue Mortgage Trust, Series 2017-280P, 144A, (1-Month LIBOR reference rate + 2.119% spread), (3)	3.355%	9/15/34	BB–	$907,852
298	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.644%	1/25/47	A	301,488
735	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.500%	7/25/46	N/R	737,652

NUVEEN	1

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$498	Angel Oak Mortgage Trust, Series 2017-2, 144A	2.478%	7/25/47	AAA	$496,223
2,000	Argent Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, (1-Month LIBOR reference rate + 0.490% spread), (3)	1.727%	10/25/35	BB	1,989,362
516	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	458,048
925	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-200P, 144A	3.716%	4/14/33	BB–	894,279
488	Banc of America Mortgage Securities Inc., Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	466,873
462	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2006-1	5.879%	9/10/45	Baa1	461,644
670	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7, 144A	3.261%	9/15/48	BB–	426,559
1,565	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	1,236,385
1,446	Bank of America Funding Trust, 2007-A 2A1, (1-Month LIBOR reference rate + 0.160% spread), (3)	1.396%	2/20/47	CCC	1,393,483
919	Bayview Opportunity Master Fund Trust, 2016-CRT1, 144A, (1-Month LIBOR reference rate + 1.750% spread), (3)	2.984%	10/27/27	A–	918,785
1,700	Bayview Opportunity Master Fund Trust, 2017-CRT1, 144A, (1-Month LIBOR reference rate + 2.150% spread), (3)	3.384%	10/25/28	BBB–	1,702,419
823	Bayview Opportunity Master Fund Trust, 2017-CRT2, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	3.234%	11/25/27	BBB–	822,617
298	Bayview Opportunity Master Fund Trust, 2017-NPL1, 144A	3.598%	1/28/32	N/R	296,910
232	Bayview Opportunity Master Fund Trust, 2017-RN7, 144A	3.105%	9/28/32	N/R	232,000
975	BB UBS Trust, Series 2012-SHOW, 144A	4.160%	11/5/36	Baa1	955,276
1,716	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2, (1-Month LIBOR reference rate + 0.170% spread), (3)	1.407%	1/25/37	Caa3	1,557,350
1,367	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1, (1-Month LIBOR reference rate + 0.180% spread), (3)	1.417%	3/25/37	Caa3	1,286,178
1,139	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	3.374%	10/25/36	N/R	1,135,842
1,120	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	3.304%	2/25/36	Caa3	1,049,470
518	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	3.405%	2/25/47	N/R	456,643
2,000	Carrington Mortgage Loan Trust, Asset Backed Pass-Through Certificates, Series 2005-NC5, (1-Month LIBOR reference rate + 0.480% spread), (3)	1.717%	10/25/35	BB	1,962,857
1,042	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2007-HE1, (1-Month LIBOR reference rate + 0.150% spread), (3)	1.387%	6/25/37	Ba1	1,035,193
1,119	Chaseflex Trust Series 2007-2, (1-Month LIBOR reference rate + 0.280% spread), (3)	1.517%	5/25/37	CCC	1,052,889
210	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29, 144A	3.110%	4/10/48	BBB–	153,431
290	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD3, 144A	3.250%	2/10/50	BBB–	237,389
685	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD4, 144A	3.300%	5/10/50	BBB–	560,613
105	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	3.543%	3/25/36	Caa2	93,282
116	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	3.599%	8/25/35	Caa2	106,165
307	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	3.544%	7/25/37	Caa2	283,718
190	Commercial Mortgage Pass-Through Certificates 2012-CR3, 144A	4.919%	10/15/45	A–	184,692
1,180	Commercial Mortgage Pass-Through Certificates Series 2012-CR4, 144A	4.735%	10/15/45	BBB	1,024,515
970	Commercial Mortgage Pass-Through Certificates Series CR5 A4, 144A	4.470%	12/10/45	Baa3	872,491

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$950	Commercial Mortgage Pass-Through Certificates, Series 2017-CR9, 144A	4.396%	7/10/45	BBB–	$815,627
350	Core Industrial Trust, Series 2015-CALW, 144A	3.979%	2/10/34	B	341,441
1,084	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	818,709
1,191	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1, (1-Month LIBOR reference rate + 0.140% spread), (3)	1.377%	8/25/37	Caa2	1,028,272
1,196	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	3.249%	3/20/36	Caa3	1,031,269
995	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	3.081%	11/20/35	Caa3	902,045
909	Countrywide Home Loans, Mortgage Pass-Through Trust Series 2007-HY04	3.391%	9/25/47	N/R	849,974
372	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2005-12	3.484%	3/25/36	Caa3	342,398
216	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.370%	5/25/36	D	202,239
1,150	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1, 144A	3.945%	4/15/50	BBB–	993,622
1,400	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C3	3.504%	8/15/48	BBB–	1,061,575
300	Fannie Mae Connecticut Avenue Securities , Series 2016-C03, (1-Month LIBOR reference rate + 12.750% spread), (3)	13.987%	10/25/28	N/R	407,958
800	Fannie Mae Connecticut Avenue Securities , Series 2016-C03, (1-Month LIBOR reference rate + 5.900% spread), (3)	7.137%	10/25/28	B	916,487
1,575	Fannie Mae Connecticut Avenue Securities, Series 2013-C01, (1-Month LIBOR reference rate + 5.250% spread), (3)	6.484%	10/25/23	BB+	1,813,743
815	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.550% spread), (3)	6.787%	4/25/28	BB–	903,054
652	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01, (1-Month LIBOR reference rate + 4.550% spread), (3)	5.784%	2/25/25	BB	695,863
173	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	6.237%	7/25/25	B–	191,069
996	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	6.237%	7/25/25	BB	1,088,584
880	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 10.750% spread), (3)	11.987%	1/25/29	N/R	1,058,882
717	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 4.450% spread), (3)	5.687%	1/25/29	B	785,667
485	Fannie Mae, Connecticut Avenue Securities, Series 2016-C07, (1-Month LIBOR reference rate + 9.500% spread), (3)	10.737%	5/25/29	N/R	575,869
1,060	Fannie Mae, Connecticut Avenue Securities, Series 2017-C01, (1-Month LIBOR reference rate + 5.750% spread), (3)	6.987%	7/25/29	N/R	1,177,152
1,635	Fannie Mae, Connecticut Avenue Securities, Series 2017-C02, (1-Month LIBOR reference rate + 5.500% spread), (3)	6.737%	9/25/29	N/R	1,675,927
1,175	Fannie Mae, Connecticut Avenue Securities, Series 2017-C03, (1-Month LIBOR reference rate + 4.850% spread), (3)	6.087%	10/25/29	N/R	1,212,268
993	Fannie Mae, Connecticut Avenue Securities, Series 2017-C03, (1-Month LIBOR reference rate + 0.950% spread), (3)	2.187%	10/25/29	Baa3	997,467
595	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 5.050% spread), (3)	6.287%	11/25/29	N/R	595,002
475	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 2.850% spread), (3)	4.087%	11/25/29	B	481,489
985	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 3.600% spread), (3)	4.837%	1/25/30	N/R	917,389
810	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 2.200% spread), (3)	3.437%	1/25/30	B3	799,470
175	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.150% spread), (3)	5.387%	2/25/30	N/R	169,715
905	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	779,234

NUVEEN	3

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$477	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	$410,141
943	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	3.189%	9/25/35	Caa2	908,650
685	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-AA2	3.086%	5/25/36	Ca	637,853
5,230	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.568%	6/25/42	Aaa	724,761
1,495	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.481%	5/25/45	A	1,508,038
1,196	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series K720, 144A	3.505%	7/25/22	Baa3	1,158,723
965	Freddie Mac Multifamily Aggregation Period Risk Transfer Trust, Series 2017-KT01, 144A	4.566%	2/25/20	Aaa	963,852
1,175	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, 144A	4.082%	8/25/47	A3	1,185,732
572	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2010-K8, 144A	5.444%	9/25/43	N/R	611,610
600	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K715, 144A	4.266%	2/25/46	A3	610,976
935	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K44, 144A	3.810%	1/25/48	BBB–	902,038
385	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K714, 144A	3.980%	1/25/47	Baa1	389,249
496	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K721, 144A	3.681%	11/25/47	Baa1	498,813
384	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K56, 144A	4.072%	6/25/49	BBB–	366,043
270	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K722, 144A	3.966%	7/25/49	BBB–	267,847
195	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K67, 144A	3.944%	8/25/27	A3	196,017
290	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K724, 144A	3.601%	11/25/23	BBB	288,210
515	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K725, 144A	4.013%	2/25/24	BBB	499,694
675	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF30, 144A, (1-Month LIBOR reference rate + 3.250% spread), (3)	4.487%	3/25/27	N/R	674,930
525	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF33, 144A, (1-Month LIBOR reference rate + 2.550% spread), (3)	3.782%	6/25/27	N/R	525,077
480	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K59, 144A	3.695%	11/25/49	A–	466,488
5,375	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.811%	11/25/40	Aaa	416,983
7,001	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.714%	7/25/41	Aaa	577,105
5,015	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.782%	9/25/41	Aaa	434,826
3,975	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.281%	1/25/42	Aaa	475,270
3,688	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K049, (I/O)	1.603%	10/25/43	Aaa	366,655
1,245	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K061, (I/O)	2.205%	5/25/27	Aaa	200,407
1,943	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K065, (I/O)	2.257%	7/25/45	Aaa	318,471
10,374	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, (I/O)	1.851%	1/25/42	Aaa	528,294
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.909%	1/25/43	Aaa	114,172

4	NUVEEN

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		MORTGAGE-BACKED SECURITIES (continued)

$4,579		Freddie Mac Multifamily Structures Pass-Through Certificates, Series 2011-K012, (I/O)	2.329%	1/25/41	Aaa	$313,961
225		Freddie Mac Multifamily Trust, Structured Pass-Through Certificates, Series 2014-K37, 144A	4.713%	1/25/47	A–	232,725
4,885		Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.675%	8/25/40	Aaa	136,926
1,450		General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-C1	5.606%	12/10/49	B–	1,475,170
679		Ginnie Mae Mortgage Pool, (I/O)	4.000%	9/16/26	Aaa	76,033
3,794		Ginnie Mae Mortgage Pool, (I/O)	3.000%	12/16/27	Aaa	369,033
762		GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	N/R	679,332
635		GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.849%	4/19/36	Caa3	600,686
1,198		Goldman Sachs GSAA Home Equity Trust, Series 2007-8, (1-Month LIBOR reference rate + 0.450% spread), (3)	1.687%	8/25/37	B3	1,128,045
375		Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2017-500K, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	3.034%	7/15/32	N/R	375,576
259		Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	3.418%	3/25/47	D	239,334
—	(4)	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	3.395%	1/25/36	N/R	213
1,129		Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2014-GC20, 144A	5.020%	4/10/47	BBB–	800,014
517		Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32, 144A	2.753%	5/10/49	BBB–	402,408
701		Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS5, 144A	3.509%	3/10/50	BBB–	583,971
775		Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS6, 144A	3.243%	5/10/50	BBB–	625,492
525		Goldman Sachs Mortgage Securities Trust, Series 2014-GC18	5.109%	1/10/47	A3	538,725
343		Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	40,784
241		GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	3.606%	5/25/37	D	212,214
577		IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	3.448%	7/25/37	Caa2	540,343
806		IndyMac INDX Mortgage Loan Trust, Series 07-AR5	3.516%	5/25/37	Ca	706,724
949		IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	3.301%	8/25/35	Caa3	858,829
1,303		IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	3.207%	11/25/35	Caa3	1,194,133
189		IndyMac INDX Mortgage Loan Trust, Series 2006-AR11	3.633%	6/25/36	Ca	175,330
545		IndyMac INDX Mortgage Loan Trust, Series 2006-AR3	2.871%	3/25/36	Ca	521,124
385		InSite Issuer LLC, Series 2016-1A, 144A	6.414%	11/15/46	BB–	395,220
314		JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	3.735%	6/25/36	Caa2	297,061
905		JP Morgan Alternative Loan Trust, Mortgage Pass-Through Certificates 2006-S4	5.960%	12/25/36	Ca	858,314
213		JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	180,406
505		JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C5, 144A	5.588%	8/15/46	Baa3	507,893
980		JP Morgan Chase Commercial Mortgage Securities Corporation, Pass-Through Certificates Trust 2013-C16, 144A	5.140%	12/15/46	BBB–	955,826
1,299		JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9	5.337%	5/15/47	Ba1	1,288,741
1,083		JP Morgan JPMBB Commercial Mortgage Securities Trust, Pass-Through Certificates, Series 2014-C23, 144A	4.107%	9/15/47	BBB–	923,762
1,249		JP Morgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5, (1-Month LIBOR reference rate + 0.260% spread), (3)	1.497%	6/25/37	Ba3	1,150,138
701		JP Morgan Mortgage Acquisition Trust, Series 2006-A6	3.503%	10/25/36	Caa2	632,078
305		JPMBD Commercial Mortgage Securities Trust, Series 2016-C4, 144A	3.224%	12/15/49	BBB–	236,093

NUVEEN	5

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$568	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2016-4, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	3.237%	10/1/21	N/R	$565,173
436	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2016-5, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	3.237%	11/1/21	N/R	435,910
576	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-2, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	3.237%	2/1/22	N/R	575,942
268	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-3, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	3.237%	4/1/22	N/R	268,638
785	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-6, 144A, (1-Month LIBOR reference rate + 1.750% spread), (3)	2.986%	9/1/22	N/R	784,341
960	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2, (H15T1Y reference rate + 2.400% spread), (3)	3.630%	8/25/36	Caa2	938,615
1,078	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.632%	6/25/37	D	905,280
348	Mill City Mortgage Loan Trust, Series 2016-1, 144A	2.500%	4/25/57	Aaa	348,160
1,100	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	5.970%	8/12/49	BB	1,101,957
575	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, 144A	4.986%	2/15/47	BBB–	530,714
145	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-HQ8	5.608%	3/12/44	AA	146,352
625	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.409%	10/12/52	Ba2	439,050
440	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.409%	10/12/52	B2	40,089
787	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	Ba2	797,103
600	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-T29, 144A	6.498%	1/11/43	BBB–	597,320
445	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BNK2, 144A	3.000%	11/15/49	BBB–	354,658
1,480	Morgan Stanley Mortgage Capital Holdings LLC, Series 2017-237P, 144A	3.865%	9/13/39	BB–	1,346,506
159	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	3.452%	3/25/36	Caa3	139,846
1,224	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	D	1,062,983
503	Mortgage Asset Securitization Transactions Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2007-HF2, (1-Month LIBOR reference rate + 0.310% spread), (3)	1.547%	9/25/37	B1	468,520
761	Mortgage IT Trust, Mortgage-Backed Notes , Series 2006-1, (1-Month LIBOR reference rate + 0.200% spread), (3)	1.434%	4/25/36	Ca	694,026
212	Nationstar HECM Loan Trust, Series 2017-1A, 144A	1.968%	5/25/27	Aaa	212,278
173	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-3A, 144A	3.250%	9/25/56	Aaa	176,238
359	Oak Hill Advisors Residential Loan Trust , Series 2017-NPL1, 144A	3.000%	6/25/57	N/R	358,863
557	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1, (1-Month LIBOR reference rate + 0.300% spread), (3)	1.537%	4/25/36	CCC	534,159
845	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6, (1-Month LIBOR reference rate + 0.190% spread), (3)	1.427%	7/25/36	Caa3	771,733
1,270	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	4.220%	9/25/35	Caa3	1,070,767
746	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	703,303

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$462	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	$384,868
692	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	4.363%	1/25/36	Caa3	599,224
2,254	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2, (1-Month LIBOR reference rate + 0.290% spread), (3)	1.527%	2/25/36	A2	2,175,269
226	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.989%	4/25/37	Caa2	217,785
973	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.989%	4/25/37	Caa2	939,523
1,048	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.305%	2/20/47	D	936,541
1,112	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1, (1-Month LIBOR reference rate + 0.190% spread), (3)	1.427%	7/25/37	CCC	1,023,342
339	Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, (1-Month LIBOR reference rate + 9.200% spread), (3)	10.434%	10/25/27	N/R	426,221
1,404	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, (1-Month LIBOR reference rate + 2.850% spread), (3)	4.084%	4/25/28	BBB+	1,456,069
300	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, (1-Month LIBOR reference rate + 4.700% spread), (3)	5.934%	4/25/28	BB–	344,792
629	Structured Agency Credit Risk Notes, Series 2015-HQA2, (1-Month LIBOR reference rate + 10.500% spread), (3)	11.734%	5/25/28	N/R	784,327
1,292	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 5.550% spread), (3)	6.787%	7/25/28	Ba2	1,515,567
1,425	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 2.900% spread), (3)	4.137%	7/25/28	Baa1	1,472,508
250	Structured Agency Credit Risk Notes, Series 2016-DNA4, (1-Month LIBOR reference rate + 3.800% spread), (3)	5.034%	3/25/29	B	270,159
1,443	Structured Agency Credit Risk Notes, Series 2016-HQA1, (1-Month LIBOR reference rate + 2.750% spread), (3)	3.984%	9/25/28	BBB–	1,490,731
1,109	Structured Agency Credit Risk Notes, Series 2016-HQA2, (1-Month LIBOR reference rate + 2.250% spread), (3)	3.484%	11/25/28	Baa2	1,140,268
810	Structured Agency Credit Risk Notes, Series 2016-HQA3, (1-Month LIBOR reference rate + 9.000% spread), (3)	10.234%	3/25/29	N/R	869,746
1,196	Structured Agency Credit Risk Notes, Series 2016-HQA3, (1-Month LIBOR reference rate + 1.350% spread), (3)	2.584%	3/25/29	BBB–	1,210,806
1,014	Structured Agency Credit Risk Notes, Series 2016-HQA4, (1-Month LIBOR reference rate + 8.750% spread), (3)	9.984%	4/25/29	N/R	1,058,159
1,260	Structured Agency Credit Risk Notes, Series 2016-HQA4, (1-Month LIBOR reference rate + 1.300% spread), (3)	2.534%	4/25/29	BBB–	1,276,295
470	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 11.250% spread), (3)	12.484%	10/25/29	N/R	497,431
570	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 5.150% spread), (3)	6.384%	10/25/29	N/R	602,807
1,000	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 3.450% spread), (3)	4.684%	10/25/29	B+	1,057,356
1,222	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 1.200% spread), (3)	2.434%	10/25/29	BBB–	1,236,249
385	Structured Agency Credit Risk Notes, Series 2017-DNA3, (WI/DD), (1-Month LIBOR reference rate + 2.500% spread), (3)	3.885%	3/25/30	B+	385,462
250	Structured Agency Credit Risk Notes, Series 2017-DNA3, (WI/DD), (1-Month LIBOR reference rate + 4.450% spread), (3)	5.835%	3/25/30	N/R	251,543
575	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 5.000% spread), (3)	6.234%	8/25/29	N/R	574,998
1,105	Structured Agency Credit Risk Notes, Series 2017-HQA2, (1-Month LIBOR reference rate + 4.750% spread), (3)	5.984%	12/25/29	N/R	1,065,897
1,052	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.497%	2/25/37	N/R	908,365
380	TMSQ Mortgage Trust, Series 2014-1500, 144A	3.963%	10/10/36	Baa1	370,686
443	Vericrest Opportunity Loan Transferee, Series 2017-NPL1, 144A	3.250%	5/25/47	N/R	443,907
1,483	Vericrest Opportunity Loan Transferee, Series 2017-NPL3, 144A	3.500%	3/25/47	N/R	1,494,599

NUVEEN	7

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$882	Vericrest Opportunity Loan Transferee, Series 2017-NPL4, 144A	3.375%	4/25/47	N/R	$886,472
780	Vericrest Opportunity Loan Transferee, Series 2017-NPL5, 144A	5.375%	5/28/47	N/R	775,705
1,505	Vericrest Opportunity Loan Transferee, Series 2017-NPL7, 144A	5.375%	4/25/59	N/R	1,497,243
685	Vericrest Opportunity Loan Transferee, Series 2017-NPL8, 144A	5.000%	6/25/47	N/R	679,183
257	Vericrest Opportunity Loan Transferee, Series 2017-NPL9, 144A	3.125%	9/25/47	N/R	257,069
785	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B+	798,218
455	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	6.148%	4/15/47	B3	468,587
672	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	A+	682,513
1,175	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.468%	10/15/44	B+	722,860
366	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.754%	11/25/36	D	349,481
1,233	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, (12MTA reference rate + 0.820% spread), (3)	1.650%	12/25/46	Caa3	1,111,804
439	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	2.606%	1/25/37	D	403,692
369	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-HY1, (1-Month LIBOR reference rate + 0.160% spread), (3)	1.394%	2/25/37	Caa3	299,610
590	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7, (12MTA reference rate + 0.980% spread), (3)	1.869%	7/25/46	Caa3	560,950
1,031	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	935,328
1,440	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS1	4.239%	5/15/48	BBB–	1,259,113
215	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass-Through Certificates, Series 2016-BNK1, 144A	3.000%	8/15/49	BBB–	172,404
535	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1	3.346%	12/28/37	Caa3	516,138
730	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20, 144A	3.986%	5/15/47	N/R	556,224
$209,689	Total Mortgage-Backed Securities (cost $145,217,478)				148,642,233

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.1% (0.8% of Total Investments)

$1,250	U.S. Treasury Bonds	3.625%	8/15/43	Aaa	$1,433,301
$1,250	Total U.S. Government and Agency Obligations (cost $1,389,302)				1,433,301
	Total Long-Term Investments (cost $165,275,984)				168,796,124

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.9% (1.4% of Total Investments)

	REPURCHASE AGREEMENTS – 1.9% (1.4% of Total Investments)

$2,376	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17 repurchase price $2,376,408, collateralized by $2,430,000, U.S. Treasury Notes, 2.250%, due 2/15/27, value $2,425,794	0.120%	10/02/17		$2,376,384
	Total Short-Term Investments (cost $2,376,384)				2,376,384
	Total Investments (cost $167,652,368) – 138.1%				171,172,508
	Borrowings – (37.3)% (5), (6)				(46,200,000)
	Other Assets Less Liabilities – (0.8)%				(1,065,910)
	Net Assets – 100%				$123,906,598

8	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed Securities	$—	$18,720,590	$—	$18,720,590
Mortgage-Backed Securities	—	148,642,233	—	148,642,233
U.S. Government and Agency Obligations	—	1,433,301	—	1,433,301

Short-Term Investments:
Repurchase Agreements	—	2,376,384	—	2,376,384
Total	$—	$171,172,508	$—	$171,172,508

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion on investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal tax basis, as of September 30, 2017.

Tax cost of investments	$164,879,280
Gross unrealized:
Appreciation	$7,398,939
Depreciation	(1,105,711)
Net unrealized appreciation (depreciation) of investments	$6,293,228

NUVEEN	9

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Principal Amount (000) rounds to less than $1,000.

(5)	Borrowings as a percentage of Total Investments is 27.0%.

(6)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

I/O	Interest only security.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

12MTA	Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT

H15T1Y	U.S. Treasury Yield Curve Rate T Note Constant Maturity 1-Year

LIBOR	London Inter-Bank Offered Rate

10	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017